Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

9.  Inventories

An analysis of inventories on December 31, 2020 and 2019 is as follows:

	2020		2019
Spare parts and accessories of flight equipment	Ps.	271,454	Ps.	294,390
Miscellaneous supplies		7,505		7,518
	Ps.	278,959	Ps.	301,908

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. During the years ended as of December 31, 2020, 2019 and 2018, the amount of consumption of inventories, recorded as an operating expense as part of maintenance expense was Ps.234,691,  Ps.284,687 and Ps.290,206, respectively.